CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares shares in Millions	Mar. 31, 2019	Dec. 31, 2018
SHAREHOLDERS' EQUITY:
Treasury shares (in shares)	0.5	1.1
Common Class A [Member]
SHAREHOLDERS' EQUITY:
Common stock, par value (in dollars per share)	$ 0.125	$ 0.125
Common stock, shares issued (in shares)	128.2	128.2
Common stock, shares outstanding (in shares)	127.7	127.1